NOTE 4 - ACQUISITIONS - Unaudited Pro Forma Results of Operations (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Revenues	$ 24,666,529	$ 19,419,311		$ 93,203,532	$ 64,702,018	$ 64,702,018
Cost of revenues	23,449,793	18,935,251		91,412,016	63,168,303	63,168,303
Gross profit	1,216,736	484,060		1,791,516	1,533,715	1,533,715
Operating expenses	1,534,266	989,498		4,983,176		4,517,631
Operating loss	(317,530)	(505,438)		(3,191,660)	(2,983,916)	(2,983,916)
Other expense	158,708	(19,293)		(2,674,101)	(880,085)	(880,085)
Net loss attributable to stockholders of iQSTEL Inc.	$ (363,185)	$ (554,970)		(5,967,474)	$ (3,837,773)	$ (3,837,773)
Pro Forma Acquisitions [Member]
Business Acquisition [Line Items]
Revenues			$ 77,483,732	103,353,405
Cost of revenues			74,237,359	101,717,011
Gross profit			3,246,373	1,636,394
Operating expenses			6,102,433	5,762,097
Operating loss			(2,856,060)	(4,125,703)
Other expense			(880,112)	(2,674,101)
Net loss attributable to stockholders of iQSTEL Inc.			$ (3,736,172)	$ (6,799,804)